Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Defined contribution plan, cost	$ 0.5	$ 0.5
Defined contribution plan, employer contributions vesting period	5 years